John Hancock International Growth Fund Annual Fund Operating Expenses - Class NAV [Member] - John Hancock International Growth Fund - Class NAV	Mar. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.89%